Nature Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Jan. 02, 2009
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Average equipment-related costs of total costs of contract revenue	21.00%
Number of operating Segments	2
Number of reportable segments	2
Accounting Standard Update 2015-03 [Member] | Other Asset [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Unamortized debt issuance costs | $	$ 3,502
Magnus Pacific, LLC [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments	3
Yankee Environmental Services, LLC [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Acquired membership interest		65.00%
Minimum [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible asset useful life	1 year
Maximum [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible asset useful life	5 years